Convertible Notes - Schedule of Convertible Notes (Details) - Convertible Debt [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total Convertible Notes Payable		$ 37,736,453
Less: Convertible Notes Payable, Current		(36,283,891)
Convertible Notes Payable, net of Current Portion		1,452,562
2022 Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable		18,801,206
2023 Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable		17,482,685
Whiskey Special Ops 2023 Notes [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable		$ 1,452,562